Business Combination (Details)	Jul. 31, 2015 USD ($)
Assets
Cash and cash equivalents	$ 4,128,746
Due from Sponsor	660
Total assets	4,129,406
Liabilities
Accounts payable	100,027
Payable to affiliates of the Sponsor	6,614
Accrued expenses	25,000
Warrant liability	1,471,900
Total liabilities	1,603,541
Net assets acquired over liabilities assumed	2,525,865
As Recorded by Chart Acquisition Corp [Member]
Assets
Cash and cash equivalents	4,128,746	[1]
Due from Sponsor	660	[2]
Total assets	4,129,406
Liabilities
Accounts payable	100,027	[2]
Payable to affiliates of the Sponsor	6,614	[2]
Accrued expenses	25,000	[2]
Warrant liability	1,808,176
Total liabilities	1,939,817
Net assets acquired over liabilities assumed	2,189,589
Adjustments [Member]
Assets
Cash and cash equivalents
Due from Sponsor
Total assets
Liabilities
Accounts payable
Payable to affiliates of the Sponsor
Accrued expenses
Warrant liability	(336,276)	[3]
Total liabilities	(336,276)
Net assets acquired over liabilities assumed	$ 336,276

[1]	Pursuant to the Business Combination and the Financing, the Company received $16,000,000 in cash related to the sale of common stock, preferred stock and warrants. The use of the proceeds is summarized as follows:
[2]	As part of the Business Combination, Tempus assumed the working capital (liabilities) of Chart, net of cash and warrant liability, in the amount of ($130,981). Please see the Consolidated Statement of Cash Flows.
[3]	Based on the valuation report of the Valuation Firm, (see Note 9 above) valuing the warrants as of July 31, 2015, the date of the Business Combination, the warrant liability carried on the balance sheet of Chart has been adjusted to the value calculated by the Valuation Firm.